                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                                AIM BALANCED FUND

                        Supplement dated March 23, 2005
             to the Prospectus dated April 30, 2004 as supplemented
        April 30, 2004, May 18, 2004, July 16, 2004, September 8, 2004,
      October 12, 2004, December 29, 2004 (Supplement A) and March 2, 2005


The following information replaces in its entirety the second sentence of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

                  "The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities. The fund will invest at least 25% and a maximum of 70% of its total assets in non-convertible debt securities."


                             *         *         *


Additionally, the Board of Trustees of AIM Funds Group ("AFG") unanimously approved, on March 22, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM Balanced Fund ("Balanced Fund"), a series of AFG, would transfer all of its assets to AIM Basic Balanced Fund ("Basic Balanced Fund"), also a series of AFG. Upon closing of the transaction, shareholders of Balanced Fund will receive a corresponding class of shares of Basic Balanced Fund in exchange for their shares of Balanced Fund, and Balanced Fund will cease operations.

The investment objectives of Balanced Fund and Basic Balanced Fund are similar. Balanced Fund's objective is to achieve as high a total return as possible, consistent with the preservation of capital. Basic Balanced Fund's objective is long-term growth of capital and current income. Balanced Fund and Basic Balanced Fund seek to meet their investment objectives by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds.

The Plan requires approval by Balanced Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about June 28, 2005. If the Plan is approved by shareholders of Balanced Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

It is anticipated that Balanced Fund will be closed to new investors during the second quarter of 2005.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                             AIM BASIC BALANCED FUND

                        Supplement dated March 23, 2005
             to the Prospectus dated April 30, 2004 as supplemented
        April 30, 2004, May 18, 2004, July 16, 2004, September 8, 2004,
     October 12, 2004, December 29, 2004 (Supplement A), December 29, 2004
                        (Supplement B) and March 2, 2005

The following information replaces in its entirety the third sentence of the second paragraph under "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

         "The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities. The fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities."

                          INSTITUTIONAL CLASS SHARES OF

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND

                        Supplement dated March 23, 2005
     to the Prospectus dated April 30, 2004 as supplemented April 30, 2004, May 3, 2004, May 14, 2004, May 18, 2004, July 16, 2004, September 8, 2004,
     October 12, 2004, November 23, 2004, December 29, 2004 (Supplement A),
               December 29, 2004 (Supplement B) and March 2, 2005

The following information replaces in its entirety the second sentence of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES-AIM BALANCED FUND (BALANCED)" on page 1 of the prospectus:

                  "The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities. The fund will invest at least 25% and a maximum of 70% of its total assets in non-convertible debt securities."


The following information replaces in its entirety the third sentence of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES-AIM BASIC BALANCED FUND (BASIC BALANCED)" on page 1 of the prospectus:

                  "The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities. The fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities."


                              *         *         *


Additionally, the Board of Trustees of AIM Funds Group ("AFG") unanimously approved, on March 22, 2005, a Plan of Reorganization ("Plan") pursuant to which AIM Balanced Fund ("Balanced Fund"), a series of AFG, would transfer all of its assets to AIM Basic Balanced Fund ("Basic Balanced Fund"), also a series of AFG. Upon closing of the transaction, shareholders of Balanced Fund will receive a corresponding class of shares of Basic Balanced Fund in exchange for their shares of Balanced Fund, and Balanced Fund will cease operations.

The investment objectives of Balanced Fund and Basic Balanced Fund are similar. Balanced Fund's objective is to achieve as high a total return as possible, consistent with the preservation of capital. Basic Balanced Fund's objective is long-term growth of capital and current income. Balanced Fund and Basic Balanced Fund seek to meet their investment objectives by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds.

The Plan requires approval by Balanced Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about June 28, 2005. If the Plan is approved by shareholders of Balanced Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

It is anticipated that Balanced Fund will be closed to new investors during the second quarter of 2005.